American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2024

International Value Fund - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 4.4%
Ampol Ltd.	150,294	2,940,570
ANZ Group Holdings Ltd.	523,140	10,737,625
Aristocrat Leisure Ltd.	137,242	5,065,791
BHP Group Ltd.	737,334	20,301,470
BlueScope Steel Ltd.	181,221	2,524,760
Dexus	430,103	2,090,397
Fortescue Ltd.	835,549	10,293,530
GPT Group	797,902	2,640,688
Origin Energy Ltd.	207,596	1,399,646
Rio Tinto Ltd.	15,660	1,172,410
Sonic Healthcare Ltd.	93,056	1,741,260
Stockland	485,925	1,641,018
Vicinity Ltd.	3,884,153	5,811,959
		68,361,124
Austria — 1.9%
Erste Group Bank AG	321,946	17,621,634
Verbund AG	131,210	11,153,141
		28,774,775
Belgium — 1.2%
Ageas SA	161,277	8,290,087
UCB SA	56,256	10,188,684
		18,478,771
Canada — 2.7%
AltaGas Ltd.	76,323	1,955,011
iA Financial Corp., Inc.	40,986	3,150,172
Manulife Financial Corp.	260,913	7,204,076
Nutrien Ltd.	118,851	5,756,246
Power Corp. of Canada	485,954	14,917,758
RioCan Real Estate Investment Trust	208,005	2,878,561
Suncor Energy, Inc.	168,772	6,845,307
		42,707,131
Finland — 1.8%
Nokia OYJ	3,971,531	17,507,698
UPM-Kymmene OYJ	311,807	10,510,023
		28,017,721
France — 12.2%
BNP Paribas SA	148,830	10,294,207
Cie de Saint-Gobain SA	315,824	27,598,541
Credit Agricole SA	578,392	9,060,479
Eiffage SA	53,743	5,641,141
Engie SA	1,268,485	22,340,888
Gecina SA	18,403	2,022,293
L'Oreal SA	17,144	7,522,007
Publicis Groupe SA	93,224	10,281,991
Rexel SA	300,671	7,586,609
Sanofi SA	297,173	33,354,129
Societe Generale SA	592,899	14,332,111
Sodexo SA(1)	65,836	5,853,258
STMicroelectronics NV	96,575	3,114,163

Teleperformance SE	8,580	934,910
TotalEnergies SE	201,259	13,844,963
Unibail-Rodamco-Westfield	40,347	3,226,310
Veolia Environnement SA	276,697	9,166,420
Vinci SA	28,467	3,402,228
		189,576,648
Germany — 7.8%
Allianz SE	78,674	24,440,564
BASF SE	341,082	17,336,738
Bayerische Motoren Werke AG	26,862	2,492,903
Commerzbank AG	432,187	6,407,936
E.ON SE	1,448,299	20,531,316
Evonik Industries AG	224,413	4,979,624
Fresenius SE & Co. KGaA(2)	234,361	8,654,239
Heidelberg Materials AG	52,317	5,556,950
Henkel AG & Co. KGaA, Preference Shares	112,689	10,322,353
RWE AG	168,103	6,063,886
Siemens AG	77,386	14,556,730
		121,343,239
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	1,596,000	5,009,718
CK Hutchison Holdings Ltd.	2,323,500	12,736,860
CK Infrastructure Holdings Ltd.	231,000	1,708,915
CLP Holdings Ltd.	478,000	4,264,895
Link REIT	1,504,100	7,068,546
Power Assets Holdings Ltd.	858,500	5,975,090
Swire Pacific Ltd., Class A	169,500	1,438,750
WH Group Ltd.	2,600,000	1,885,703
		40,088,477
Ireland — 0.2%
Bank of Ireland Group PLC	260,906	2,997,162
Italy — 5.8%
Banco BPM SpA	319,548	2,178,631
Enel SpA	1,431,212	10,878,208
Generali	794,013	21,914,286
Intesa Sanpaolo SpA	7,405,689	30,951,179
Mediobanca Banca di Credito Finanziario SpA	268,967	4,555,774
Stellantis NV	738,144	12,421,786
UniCredit SpA	157,789	6,558,519
		89,458,383
Japan — 24.3%
Asahi Group Holdings Ltd.	178,500	6,662,629
Asahi Kasei Corp.	495,900	3,511,986
Brother Industries Ltd.	140,900	2,634,303
Canon, Inc.(1)	445,900	15,314,138
ENEOS Holdings, Inc.	1,147,700	6,243,215
Hitachi Ltd.	109,800	2,708,767
Honda Motor Co. Ltd.	2,167,100	23,914,485
Idemitsu Kosan Co. Ltd.	380,100	2,778,106
Inpex Corp.	553,200	8,154,842
ITOCHU Corp.(1)	548,000	29,177,790
Japan Post Bank Co. Ltd.	375,700	3,531,010
JFE Holdings, Inc.	310,700	4,307,274
Kawasaki Kisen Kaisha Ltd.	141,400	2,088,745
Komatsu Ltd.	465,500	13,025,822

Marubeni Corp.	655,400	11,305,352
Mitsubishi Chemical Group Corp.	791,400	4,625,111
Mitsubishi Corp.	1,365,600	28,429,480
Mitsubishi Electric Corp.	524,600	8,837,432
Mitsubishi UFJ Financial Group, Inc.	943,500	9,954,136
Mitsui & Co. Ltd.	519,500	11,228,598
Mizuho Financial Group, Inc.	524,000	10,881,368
MS&AD Insurance Group Holdings, Inc.	1,239,500	28,571,183
Nippon Steel Corp.(1)	689,600	15,737,143
Nippon Yusen KK(1)	298,400	10,825,618
ORIX Corp.	639,500	16,077,595
Osaka Gas Co. Ltd.	153,200	3,784,001
Otsuka Holdings Co. Ltd.	82,000	4,834,283
Renesas Electronics Corp.	788,200	13,722,145
SCSK Corp.	244,100	4,908,772
Seiko Epson Corp.	114,200	2,135,252
Sekisui Chemical Co. Ltd.	319,400	4,874,113
SoftBank Group Corp.	101,800	5,910,267
Sompo Holdings, Inc.	145,600	3,437,925
Sumitomo Corp.	354,800	8,436,573
Sumitomo Mitsui Financial Group, Inc.	205,300	13,548,401
TIS, Inc.	79,900	2,002,375
Toyota Motor Corp.	1,120,800	21,399,357
Toyota Tsusho Corp.	391,200	7,559,634
		377,079,226
Netherlands — 4.1%
ABN AMRO Bank NV, CVA(1)	217,485	3,737,942
ASR Nederland NV(1)	138,508	6,788,001
ING Groep NV	836,066	15,201,457
Koninklijke Ahold Delhaize NV	604,628	20,804,134
Koninklijke Philips NV(2)	316,970	9,547,359
NN Group NV	91,112	4,468,710
Randstad NV	57,474	2,772,532
		63,320,135
Norway — 0.5%
DNB Bank ASA	82,874	1,750,652
Equinor ASA	246,025	6,601,482
		8,352,134
Singapore — 0.1%
Jardine Cycle & Carriage Ltd.(1)	80,400	1,704,567
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	2,573,930	27,343,849
Banco Santander SA	2,590,215	12,879,887
Enagas SA	101,757	1,569,221
Endesa SA	187,865	3,966,570
Iberdrola SA	280,857	3,984,983
Repsol SA	202,318	2,778,225
Telefonica SA(1)	2,049,391	9,271,602
		61,794,337
Sweden — 1.7%
H & M Hennes & Mauritz AB, B Shares(1)	222,519	3,519,470
Securitas AB, B Shares	496,070	5,799,761
SKF AB, B Shares	288,541	5,467,469
Svenska Handelsbanken AB, A Shares	291,515	3,007,285

Volvo AB, B Shares	299,030	7,951,345
		25,745,330
Switzerland — 5.2%
Novartis AG	432,661	52,273,303
Roche Holding AG	53,921	18,253,371
Swiss Re AG	73,311	10,016,102
		80,542,776
United Kingdom — 18.3%
3i Group PLC	324,234	13,619,329
Aviva PLC	1,649,628	10,971,255
Barclays PLC	8,212,548	24,831,255
Barratt Developments PLC	1,072,928	7,179,363
BP PLC	5,455,714	30,886,284
DCC PLC	77,019	5,441,722
Glencore PLC(2)	3,432,085	18,107,839
HSBC Holdings PLC	2,752,252	24,194,011
J Sainsbury PLC	581,285	2,241,301
Kingfisher PLC	1,891,632	7,108,223
Land Securities Group PLC	217,719	1,807,508
Lloyds Banking Group PLC	10,245,664	7,915,096
NatWest Group PLC	5,617,035	25,589,425
Rio Tinto PLC	227,219	14,325,561
Shell PLC	1,054,573	37,367,238
Standard Chartered PLC	857,180	8,819,858
Taylor Wimpey PLC	886,195	1,882,829
Tesco PLC	5,575,929	25,996,907
Vodafone Group PLC	13,076,725	12,817,849
WPP PLC	315,087	3,018,198
		284,121,051
TOTAL COMMON STOCKS (Cost $1,208,412,337)		1,532,462,987
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,349	9,349
State Street Navigator Securities Lending Government Money Market Portfolio(3)	41,030,801	41,030,801
		41,040,150
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $263,345), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $258,551)		258,399
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 7/15/34, valued at $3,202,912), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $3,141,853)		3,140,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.50% - 4.125%, 6/30/25 - 3/31/31, valued at $1,054,302), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $1,033,607)		1,033,000
		4,431,399
TOTAL SHORT-TERM INVESTMENTS (Cost $45,471,549)		45,471,549
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $1,253,883,886)		1,577,934,536
OTHER ASSETS AND LIABILITIES — (1.7)%		(26,789,539)
TOTAL NET ASSETS — 100.0%		$1,551,144,997

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.4%
Industrials	15.3%
Materials	9.0%
Health Care	8.9%
Energy	7.6%
Utilities	7.0%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Information Technology	3.9%
Communication Services	2.7%
Real Estate	1.9%
Short-Term Investments	2.9%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $65,645,941. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $68,771,209, which includes securities collateral of $27,740,408.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$1,532,462,987	—
Short-Term Investments	$41,040,150	4,431,399	—
	$41,040,150	$1,536,894,386	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.